Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 1,043	$ 561	$ 673	$ (1,428)
Total				8,484
Reclassification due to de-designations to interest and finance costs, net [Member}
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	1,046	561	676	561
Bunker swaps	$ (3)	$ 0	$ (3)	$ 7,923